Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Aggregate Notional Dollar Amount Of Derivatives

Notional Values

(In Millions)	June 30, 2012	July 2, 2011	Hedge Coverage (Number of months)
Swap Contracts:
Rec. Fixed/Pay Float – Interest Rate Swap Notional	$ –	$ 150	–
Rec. Fixed/Pay Fixed – Cross Currency Swaps Notional(1)	(40)	813	12

Foreign Currency Forward Contracts(1):
Commitments to Purchase Foreign Currencies	$ –	$ 943	–
Commitments to Sell Foreign Currencies	–	(945)	–

Commodity Contracts:
Commodity Future Contracts(3)
Grains and Oilseeds	$ 56	$ 63	9
Energy	27	38	12
Other Commodities	25	16	8
Commodity Options Contracts(2)	–	4	6
Net Investment Hedges:	$ –	$ 4,052	–

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.
[3]	Commodity futures contracts are determined by the initial cost of the contract.

Fair Value Of The Long Term Debt Including The Current Portion

	June 30, 2012		July 2, 2011
(In Millions)	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Long-term debt, including current portion	$1,004	945	$1,914	1,911

Fair Value Of All Derivative Contracts

Information on the location and amounts of derivative fair values in the Condensed Consolidated Balance Sheet at June 30, 2012 and July 2, 2011 is as follows:

	Assets				Liabilities
	Other Current Assets		Other Non- Current Assets		Accrued Liabilities - Other		Other
(in millions)	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Derivatives designated as hedging instruments:
Interest rate contracts (b)	$–	$ –	$–	$12	$ –	$ –	$–	$ –
Foreign exchange contracts (b)	–	–	–	–	40	191	–	66
Total derivatives designated as hedging instruments	–	–	–	12	40	191	–	66
Derivatives not designated as hedging instruments:
Foreign exchange contracts (b)	1	11	–	–	–	2	–	–
Commodity contracts (a)	–	1	–	–	–	–	–	–
Total derivatives not designated as Hedging instruments	1	12	–	–	–	2	–	–
Total derivatives	$1	$12	$–	$12	$40	$193	$–	$66
(a)	Categorized as level 1: Fair value of level 1 assets and liabilities as of June 30, 2012 are nil and nil and at July 2, 2011 are $1 million and nil, respectively.
(b)	Categorized as level 2: Fair value of level 2 assets and liabilities as of June 30, 2012 are $1 million and $40 million and at July 2, 2011 are $23 million and $259 million, respectively.

Information Relating To Cash Flow Hedges, Net Investment Hedges, Fair Value Hedges And Other Derivatives Not Designated As Hedging Instruments

Information related to our cash flow hedges, net investment hedges, fair value hedges and other derivatives not designated as hedging instruments for the periods ended June 30, 2012, and July 2, 2011, follows:

	Interest Rate Contracts		Foreign Exchange Contracts		Commodity Contracts		Total
	Year Ended		Year Ended		Year Ended		Year Ended
(In millions)	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Cash Flow Derivatives:
Amount of gain (loss) recognized in other comprehensive income (OCI) (a)	$ (8)	$2	$ –	$(69)	$13	$14	$ 5	$ (53)
Amount of gain (loss) reclassified from AOCI into earnings (a) (b)	(3)	3	2	(82)	2	15	1	(64)
Amount of ineffectiveness recognized in earnings (c) (d)	–	–	(2)	(9)	2	(1)	–	(10)
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	–	–	–	(7)	10	–	10	(7)
Net Investment Derivatives:
Amount of gain (loss) recognized in OCI (a)	–	–	604	(672)	–	–	604	(672)
Amount of gain (loss) recognized from OCI into earnings (f)	–	–	(446)	12	–	–	(446)	12
Amount of gain (loss) recognized from OCI into spin-off dividend (g)	–	–	324	–	–	–	324	–
Fair Value Derivatives:
Amount of derivative gain (loss) recognized in earnings (e)	1	6	–	–	–	–	1	6
Amount of Hedged Item gain (loss) recognized in earnings (e)	4	4	–	–	–	–	4	4
Derivatives Not Designated as Hedging Instruments:
Amount of gain (loss) recognized in Cost of Sales	–	–	–	–	(2)	1	(2)	1
Amount of gain(loss) recognized in SG&A	–	–	(15)	24	–	6	(15)	30

(a)	Effective portion.
(b)	Gain (loss) reclassified from AOCI into earnings is reported in interest or debt extinguishment , for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
(c)	Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
(d)	Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
(e)	The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest or debt extinguishment, for the interest rate contracts and SG&A for the foreign exchange contracts.
(f)	The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
(g)	The gain (loss) recognized from OCI into the spin-off dividend is reported in Retained Earnings as a result of the spin-off